Organization and principal activities (Details)	12 Months Ended
Dec. 31, 2020
Exclusive Business Cooperation Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Term of the agreements	10 years
Exclusive Option Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Options expiration period	10 years